Commitments and Contingencies (Details) - USD ($) $ in Thousands	6 Months Ended		9 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Jul. 31, 2020	Jul. 31, 2019	Oct. 31, 2017
Commitments and Contingencies
Lease expense	$ 7,900	$ 6,000	$ 12,200	$ 9,200
Operating lease commitments as of June 30, 2021
Total future payments for recognized leasing assets	12,800		11,391
Less than One Year	6,020		5,001
One to Three Years	3,632		3,596
Three to Five Years	2,855		2,661
More than Five Years	293		133
Purchase commitments as of June 30, 2021
Total	591,545		620,620
Less than One Year	561,167		588,994
One to Three Years	28,263		29,613
Three to Five Years	2,093		2,006
More than Five Years	22		7
Convertible notes
Other commitments as of June 30, 2021
Total	2,805,336		2,778,679
Less than One Year	64,563		64,562
One to Three Years	1,012,242		1,812,242
Three to Five Years	864,625		50,625
More than Five Years	863,906		851,250
Convertible notes | 2022 Notes
2022, 2024 and 2030 Notes
Aggregate principal amount	$ 900,000		$ 900,000				$ 900,000
Interest rate (as a percent)	1.25%		1.25%				1.25%
Other commitments as of June 30, 2021
Total	$ 916,867		$ 916,867
Less than One Year	11,250		11,250
One to Three Years	905,617		905,617
Three to Five Years	0		0
More than Five Years	0		0
Convertible notes | 2024 Notes
Other commitments as of June 30, 2021
Total	898,000		884,000
Less than One Year	28,000		28,000
One to Three Years	56,000		856,000
Three to Five Years	814,000		0
More than Five Years	0		0
Convertible notes | 2030 Notes
Other commitments as of June 30, 2021
Total	990,469		977,812
Less than One Year	25,313		25,312
One to Three Years	50,625		50,625
Three to Five Years	50,625		50,625
More than Five Years	863,906		851,250
Unsecured senior notes | 2024 Notes
2022, 2024 and 2030 Notes
Aggregate principal amount	$ 800,000		$ 800,000			$ 800,000
Interest rate (as a percent)	3.50%		3.50%			3.50%
Unsecured senior notes | 2030 Notes
2022, 2024 and 2030 Notes
Aggregate principal amount	$ 750,000		$ 750,000		$ 750,000
Interest rate (as a percent)	3.375%		3.375%		3.375%